Property and Equipment, net - Schedule (Details) - USD ($) $ in Millions	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 8.1	$ 3.8
Accumulated depreciation		(2.4)	(0.7)
Property and equipment, net	$ 10.8	5.7	3.1
Computer equipment and software
Property, Plant and Equipment [Line Items]
Property and equipment, gross		4.8	1.9
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross		2.2	1.2
Furniture and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 1.1	$ 0.7